Basis of accounting and preparation	6 Months Ended
Jun. 30, 2019
Basis of accounting and preparation
Basis of accounting and preparation

Notes to the unaudited condensed consolidated interim financial statements

1.Basis of accounting and preparation

The unaudited condensed consolidated interim financial statements are prepared in accordance with IAS 34 Interim Financial Reporting, the South African Institute of Chartered Accountants Financial Reporting Guides as issued by the Accounting Practices Committee and Financial Pronouncements as issued by Financial Reporting Standards Council. The accounting policies applied in the preparation of these interim financial statements are in terms of International Financial Reporting Standards (IFRS) and are consistent with those applied in the previous consolidated annual financial statements, except for the adoption of IFRS 16 Leases, as set out below.

The translation of the primary statements into US dollar is based on the average exchange rate for the period for the condensed consolidated income statement and statements of other comprehensive income and cash flows, and the period-end closing exchange rate for the statement of financial position. Exchange differences on translation are accounted for in the statement of other comprehensive income. This information is provided as supplementary information only.

The unaudited condensed consolidated interim financial statements for the six months ended 30 June 2019 have been prepared by Sibanye-Stillwater’s Group financial reporting team headed by Jacques Le Roux. This process was supervised by the Group’s Chief Financial Officer, Charl Keyter and approved by the Sibanye-Stillwater board of directors.

1.1Standards, interpretations and amendments to published standards effective on 1 January 2019 issued, effective and adopted by the Group

IFRS 16 Leases was adopted with effect from 1 January 2019. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance sheet model. IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. Under the new standard, all lease contracts, with limited exceptions, are recognised in the financial statements by way of right-of-use assets and corresponding lease liabilities. As a practical expedient, Sibanye-Stillwater applied the modified retrospective transition method, and consequently comparative information is not restated. The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets).

Under the modified retrospective transition approach, lease payments were discounted at 1 January 2019 using an incremental borrowing rate representing the rate of interest that the entity within the Sibanye-Stillwater Group which entered into the lease would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The average rate applied is 4.05% for the US operations and 9.22% for the SA operations.

Lease liabilities were measured at the present value of the remaining lease payments, discounted using entity-specific incremental borrowing rates. After initial recognition, the lease liabilities are measured at amortised cost using the effective interest method. The impact of adopting of the new accounting standard on the statement of financial position on 1 January 2019 was as follows:

•	increase in right-of-use assets by R302.0 million
•	increase in lease liabilities by R302.0 million
•	no impact on accumulated loss

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement date, any initial direct costs and restoration costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. Right-of-use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.